Operating Leases	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Leases [Abstract]
Operating Leases
11.	Operating Leases
The following table summarizes the right of use assets and lease liabilities (in thousands):

	June 30, 2025	December 31, 2025
Operating right of use assets	$117,769	$113,450

Operating lease liabilities, current portion	$6,879	$7,787
Operating lease liabilities, net of current portion	121,491	117,519

Operating lease liabilities	$128,370	$125,306

The details of the Company’s lease expense were as follows (in thousands):

	Three Months Ended December 31,		Six Months Ended December 31,
	2024	2025	2024	2025
Operating lease expense	$4,069	$5,146	$7,134	$10,307
Variable lease expense	319	915	779	1,409
Short-term lease expense	416	641	779	1,018

Operating lease expense	$4,804	$6,702	$8,692	$12,734

Supplemental cash flow and other information related to operating leases were as follows (in thousands):

	Six Months Ended December 31,
	2024	2025
Operating cash flows from operating leases	$5,761	$11,261

Non-cash activities:
Operating lease liabilities from obtaining right of use assets	$72,420	$—

12.	Operating Leases
The following table summarizes the right of use assets and lease liabilities as follows (in thousands):

	Successor
	June 30,
	2024	2025
Operating right of use assets	$18,344	$117,769

Operating lease liabilities, current portion	$2,017	$6,879
Operating lease liabilities, net of current portion	16,201	121,491

Total Operating Lease Liabilities	$18,218	$128,370

The details of the Company’s lease expense are as follows (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Operating lease expense	$397	$1,700	$17,226
Variable lease expense	67	75	2,169
Short-term lease expense	243	1,162	1,511

Total Operating Lease Expense	$707	$2,937	$20,906

The following table presents the maturities of lease liabilities as follows (in thousands):

Year Ending June 30,	Operating Leases
2026	$18,140
2027	19,537
2028	20,663
2029	20,703
2030	19,900
Thereafter	97,655

196,598
Less: the effects of discounting	(68,228)

Total Operating Lease Liability	$128,370

The Company’s weighted average remaining lease-term and weighted average discount rate are as follows:

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Weighted average remaining lease-term	3.4 years	5.6 years	9.5 years
Weighted average discount rate	8%	8%	9%

Supplemental cash flow and other information related to operating leases are as follows (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Operating cash flows from operating leases	$384	$2,863	$16,249
Non-cash activities:
Operating lease liabilities from obtaining right of use assets	$—	$8,695	$107,776